Fair Value Measurements (Details Textuals) (USD $)	12 Months Ended
	Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011	Jan. 03, 2010
Derivative [Line Items]
Maximum Length of Time Hedged in Foreign Currency Cash Flow Hedge	18 months
Fair Value Measurements (Textuals)
Deferred net gains on derivatives included in accumulated other comprehensive income	$ 8,000,000		$ (168,000,000)		$ 100,000,000	$ 145,000,000
Reclassification of foreign exchange contracts into earnings, period	next 12 months
Other income/(expense), net, related to foreign exchange contracts, non hedging	48,000,000		(23,000,000)
Other investments	1,247,000,000	[1]
Foreign exchange contracts [Member]
Derivative [Line Items]
Notional amounts outstanding for forward foreign exchange contracts	26,000,000,000
Cross currency interest rate swaps [Member]
Derivative [Line Items]
Notional amounts outstanding for cross currency interest rate swaps	2,400,000,000
Non-current assets included into cross currency interest rate swaps	96,000,000		15,000,000
Non-current liabilities included into cross currency interest rate swaps	4,000,000		594,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Textuals)
Other investments	$ 1,247,000,000	[1]	$ 1,563,000,000	[1],[2]

[1]	Classified as non-current other assets.
[2]	2011 assets and liabilities are all classified as Level 2 with the exception of Other investments of $1,563 million, which are classified as Level 1.